Other non-financial assets	12 Months Ended
Dec. 31, 2021
Other non financial assets [Abstract]
Disclosure Of Other Non Financial Assets Explanatory [Text Block]
Note 9
Other non-financial asset
s

The Company maintained the following other non-financial assets:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,731,652	-	3,279,763	-
Advertising	12,043,766	7,884,438	8,467,220	7,436,606
Advances to suppliers	11,126,150	-	1,495,893	-
Prepaid expenses	1,372,181	228,728	1,138,498	885,281
Total advances	28,273,749	8,113,166	14,381,374	8,321,887
Guarantees paid	11,153	149,284	11,153	142,232
Consumables	683,951	-	462,362	-
Dividends receivable	361,565	-	423,669	-
Other	-	3,905	-	15,549
Total other assets	1,056,669	153,189	897,184	157,781
Total	29,330,418	8,266,355	15,278,558	8,479,668

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)
Advertising
: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers: Mainly for services, purchase of raw materials and customs agents.

d)	Prepaid expenses : Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Materials to be consumed: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable : Dividends receivable from associates and joint ventures.